CONDENSED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (51,352,965)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrants	50,845,000
Interest earned on marketable securities held in Trust Account	(61,910)
Unrealized gain on marketable securities held in Trust Account	(9,455)
Changes in operating assets and liabilities:
Prepaid expenses	(13,909)
Accrued expenses	102,954
Net cash used in operating activities	(490,285)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay taxes	22,292
Net cash used in investing activities	22,292
Cash Flows from Financing Activities:
Net Change in Cash	(467,993)
Cash - Beginning of period	773,086
Cash - Ending of period	$ 305,093